PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

November 21, 2012

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Prudential Global Short Duration High Yield Fund, Inc. (“Fund”)
Pre-Effective Amendment No. 3 to the Registration Statement
under the Securities Act of 1933 (No. 333-182826) and
Amendment No. 3 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-22724)

Dear Mr. Greene:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) is an amendment to the Fund’s registration statement on Form N-2 initially filed with the Commission on July 24, 2012 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 3 to the Registration Statement under the 1933 Act and Amendment No. 3 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from Pre-Effective Amendment No. 2 to the Registration Statement (the “Amendment No. 2”) filed with the Commission on November 13, 2012 incorporating non-material updates.

This letter is intended to respond to the staff’s comments on Amendment No. 2 that you conveyed via telephone to the undersigned, Claudia DiGiacomo, on November 14, 15 and 19, 2012.  For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below.  The responses will be included in the Amendment, as indicated.

Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

1.              Comment:  Foreign Instruments (Page 25)

Please revise the caption “Risk of NAV Erosion” to describe, in plain English, the potential loss of money to the Fund in the event an issuer calls a security.

Response:  After carefully reviewing the disclosure, the Fund believes that the term “erosion” is clear, concise and the most appropriate term to describe the risk that the risk factor is disclosing.  Thus, the Fund respectfully submits that no additional revisions to the disclosure are necessary.

2.              Comment:  UNDERWRITERS

Additional Compensation to be Paid by PI (Page 59)

The prospectus discloses that the advisor has agreed to pay an unidentified entity additional compensation for services related to the design and structuring of the Fund. Please revise the heading in the pre-effective amendment to state that such fees will be paid to the underwriter or an affiliate of the underwriter. Also file the contracts under which such compensation will be paid as exhibits. Also disclose how the services provided under such contracts differ from those provided by the advisor.

Response: The contracts will be filed as exhibits in a subsequent amendment to the Registration Statement.

As is the case with almost all blind-pool, firm commitment underwritten closed-end fund initial public offerings, PI, the manager here (and not the Fund), will pay structuring fees or additional compensation to various underwriters for their assistance with the structure, design and organization of the Fund and the distribution of the Fund’s shares.  This advice is given to the manager (in some cases prior to the organization of the Fund) and includes, but is not limited to, (i) diversification, proportion and concentration approaches for the Fund’s investments in light of current market conditions, (ii) marketing issues with respect to the Fund’s investment policies and proposed investments, (iii) the proportion of the Fund’s assets to invest in the Fund’s strategies (distinct from the subadviser’s recommended model portfolios for the Fund prior to its inception and the subadviser’s purchase and sale of portfolio securities for the Fund once the Fund has commenced operations) and (iv) overall marketing and positioning thesis for the offering of the shares.  We note further that generally the structuring advice is provided to the manager relating to the Fund before the investment advisory contract with the manager has been approved by the Fund’s Board and before the investment advisory contract has been executed and the manager has taken any active role in the management of the Fund’s assets.

We also note that these services are provided prior to the effectiveness of the Fund’s Registration Statement and do not include any recommendations for the purchase and sale of securities and are not related to the Fund’s investments of portfolio securities.  Additionally, FINRA will review the proposed underwriting terms and arrangements of the transaction involved in the Registration Statement.

The Fund agrees to keep the staff updated on FINRA’s review of the payments by the manager of various structuring fees or other payments constituting underwriting compensation to qualifying underwriters, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.”  The sales load and other fees are aggregated for purposes of determining compliance with underwriter compensation in accordance with FINRA Rule 5110, which specifically references discounts and commissions as included within the total amount of underwriting compensation.

It is our understanding that for a number of years these arrangements have been in place with underwriters and the Fund’s disclosure in this regard is consistent with recent registration statements declared effective by the staff of the Commission.  We direct your attention to recent closed-end funds where structuring fees were paid to various qualifying underwriters for the type of advice we have just described: Babson Capital Global Short Duration Fund (333-174430, 811-22562), Stone Harbor Emerging Markets Total Income Fund (333-182200, 811-22716), Blackstone / GSO Strategic Credit Fund (333-180619, 811-22686), Nuveen Preferred and Income Term Fund (333-181125, 811-22699), Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (333-181113, 811-22707), PIMCO Dynamic Income Fund (333-179887, 811-22673).  We note that the requested disclosure was not included in these recent closed end fund filings.

Finally, we do not believe that adding the requested disclosure explaining the differences between the structuring fees paid by the manager and the advisory fees paid by the Fund is material to an investor in the Fund.

Thus, since this payment does not involve Fund assets and for the other reasons noted above, we respectfully submit that no further revisions are necessary to the “Underwriters” section with respect to these fees.

Tandy Representations

The Fund hereby acknowledges that (i) the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and (iv) the Fund may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel